11. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RecoverableTaxesLineItems [Line Items]
Beginning balance	R$ (169.5)	R$ (164.6)
Additions	(83.7)	(40.0)
Write-offs	64.7	34.5
Exchange rate variation	1.5	0.6
Transfer - held for sale (1)	2.0	0.0
Ending balance	(185.0)	(169.5)
State ICMS ("VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(122.9)	(114.3)
Additions	(80.0)	(37.7)
Write-offs	61.9	29.1
Exchange rate variation	0.0	0.0
Transfer - held for sale (1)	0.0	0.0
Ending balance	(141.0)	(122.9)
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(19.7)	(19.9)
Additions	0.0	0.0
Write-offs	2.3	0.2
Exchange rate variation	0.0	0.0
Transfer - held for sale (1)	0.0	0.0
Ending balance	(17.4)	(19.7)
Income and social contribution tax [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(9.0)	(9.0)
Additions	0.0	0.0
Write-offs	0.0	0.0
Exchange rate variation	0.0	0.0
Transfer - held for sale (1)	0.0	0.0
Ending balance	(9.0)	(9.0)
IPI ("Federal VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(13.5)	(14.7)
Additions	0.0	0.0
Write-offs	0.0	1.2
Exchange rate variation	0.0	0.0
Transfer - held for sale (1)	0.0	0.0
Ending balance	(13.6)	(13.5)
Other [Member]
RecoverableTaxesLineItems [Line Items]
Beginning balance	(4.4)	(6.7)
Additions	(3.7)	(2.3)
Write-offs	0.5	4.0
Exchange rate variation	1.5	0.6
Transfer - held for sale (1)	2.0	0.0
Ending balance	R$ (4.0)	R$ (4.4)